Goodwill	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Goodwill
15.	Goodwill

(1)	Goodwill as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2018
Goodwill related to merger of Shinsegi Telecom, Inc.	￦	1,306,236	1,306,236
Goodwill related to acquisition of SK Broadband Co., Ltd.		358,443	358,443
Goodwill related to acquisition of Life & Security Holdings Co., Ltd.		1,155,037	1,155,037
Other goodwill		129,814	118,847

	￦	2,949,530	2,938,563

(2)	Details of the impairment testing of Goodwill as of December 31, 2019 is as follows:
Goodwill is allocated to the following CGUs for the purpose of impairment testing.

•	goodwill related to Shinsegi Telecom, Inc.(*1): Cellular services;

•	goodwill related to SK Broadband Co., Ltd.(*2): Fixed-line telecommunications services;

•	goodwill related to Life & Security Holdings Co., Ltd.(*3): Security services; and

•	other goodwill: Commerce, Information security services, and other.
(*1) Goodwill related to acquisition of Shinsegi Telecom, Inc.
The recoverable amount of the CGU is based on its value in use calculated by applying the annual discount rate of 4.9% to the estimated future cash flows based on financial budgets for the next five years. An annual growth rate of (-)0.6% was applied for the cash flows expected to be incurred after five years and is not expected to exceed the long-term wireless telecommunication industry growth rate. Management of the Group does not expect the total carrying amount of the CGU will exceed the total recoverable amount due to reasonably possible changes from the major assumptions used to estimate the recoverable amount.
(*2) Goodwill related to acquisition of SK Broadband Co., Ltd.
The recoverable amount of the CGU is based on its value in use calculated by applying the annual discount rate of 5.0% to the estimated future cash flows based on financial budgets for the next five years. An annual growth rate of 1.0% was applied for the cash flows expected to be incurred after five years and is not expected to exceed the long-term fixed-line telecommunication industry growth rate. Management of the Group does not expect the total carrying amount of the CGU will exceed the total recoverable amount due to reasonably possible changes from the major assumptions used to estimate the recoverable amount.
(*3) Goodwill related to acquisition of Life & Security Holdings Co., Ltd.
The recoverable amount of the CGU is based on its value in use, which is developed based using key assumptions including estimated revenue growth rates, labor costs, annual growth rate applied for the cash flows expected to be incurred after five years (“perpetual growth rate”), and discount rate. The discount rate applied for future cash flows based on financial budgets for the next five years is 7.29%. The estimated revenue growth rates and labor costs are based on past performance, business plans and its expectation of future market changes. In addition, an annual growth rate of 1.0% was applied for the cash flows expected to be incurred after five years and does not exceed the long-term growth rate in the security service industry.

The recoverable amount of the CGU exceeds the carrying amount by ￦11,276 million. Management has identified that reasonably possible changes in two significant assumptions could cause the carrying amount to exceed the recoverable amount. The following table shows the amount by which these two assumptions would need to be changed to individually for the estimated recoverable amount of the CGU to be equal to the carrying amount.

2019
Annual discount rate	7.31%
Annual growth rate applied for the cash flows expected to be incurred after five years	0.97%

(3)	Details of the changes in goodwill for the years ended December 31, 2019 and 2018 are as follows:

(In millions of won)
	2019		2018
Beginning balance	￦	2,938,563	1,915,017
Acquisition		30,962	1,206,702
Disposal		—	(807)
Impairment loss(*1,2)		(21,065)	(166,838)
Other		1,070	(15,511)

Ending balance	￦	2,949,530	2,938,563

(*1)	Goodwill related to LIFE DESIGN COMPANY Inc. of DREAMUS COMPANY (formerly, IRIVER LIMITED).
The recoverable amount of the CGU is based on its value in use calculated by applying the annual discount rate of 10.1% to the estimated future cash flows based on financial budgets for the next five years. The cash flows expected to occur in the period exceeding five years were assumed to increase by 0.0% which is expected to be less than the long-term growth rate of Celebrity MD industry. As a result of the impairment test, the carrying amount of the CGU exceeded the recoverable amount, thus the Group recognized ￦20,594 million of impairment loss.
(*2)	Goodwill related to Syrup Ad of Incross Co., Ltd.

The recoverable amount of the CGU is based on its value in use calculated by applying the annual discount rate of 13.6% to the estimated future cash flows based on financial budgets for the next five years. An annual growth rate of 0.0% was applied for the cash flows expected to be incurred after five years and is not expected to exceed the long-term advertising industry growth rate. As a result of the impairment test, the carrying amount of the CGU exceeded the recoverable amount, thus the Group recognized ￦471 million of impairment loss.
As of December 31, 2019, 2018 and 2017, accumulated impairment losses are ￦85,245 million, ￦217,548 million and ￦50,710 million, respectively.